ADVANCES FROM FEDERAL HOME LOAN BANK - Additional Information (Detail) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Advances From Federal Home Loan Banks [Abstract]
Percentage of pledged collateral to possible FHLB advances	140.00%
Advances that were callable at the option of the Federal Home Loan Bank	$ 0	$ 0